Note 20 - Fair Value of Financial Instruments and Fair Value Measurements - Fair Value Measurement Using Significant Unobservable Inputs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Transfers out of Level 3	$ (2,009,080)
Available-for-sale Securities [Member]
Balance, available for sale securities	7,297,497	$ 576,384	$ 930,311
Transfers out of Level 3	(2,009,080)
Securities Purchased During the Year		7,069,649
Securities Matured During the Year		(360,000)	(330,000)
Paydowns on Securities	(885,082)
Comprehensive Income	(125,767)	11,464	(23,927)
Balance, available for sale securities	$ 4,277,568	$ 7,297,497	$ 576,384